Federal Home Loan Bank Advances - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Long-term Federal Home Loan Bank advances		$ 75,000	$ 125,000
Maturities from May 2029 through October 2029, fixed rates		1.03%
Maturities, to		2029-10
Outstanding letters of credit with FHLB		$ 21,300	20,000
FHLB borrowings collateralized by residential mortgage loans		737,389	$ 217,500
FHLB maximum borrowing capacity		677,834
FHLB remaining borrowing capacity		581,534
Prepaid advances	$ 50,000
FHLB Interest rate	2.05%
FHLB advances maturity period	8 years
Pre loss tax	$ 3,717
Prepaid penalty	$ 3,717
Putable Option [Member] | Advances One [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
FHLB advances		$ 75,000
FHLB puttable date		October 2020 and every quarter thereafter.
Weighted Average [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from May 2029 through October 2029, fixed rates		1.03%